Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Life insurance in force
Life insurance in force gross amount	$ 329,287.2	$ 317,116.8	$ 299,318.1
Life insurance in force ceded to other companies	333,380.6	222,711.4	195,641.7
Life insurance in force assumed from other companies	388,012.8	374,462.3	367,764.8
Life insurance in force net amount	$ 383,919.4	$ 468,867.7	$ 471,441.1
Life insurance in force, percentage of amount assumed to net (as a percent)	101.10%	79.90%	78.00%
Premiums:
Premiums gross amount	$ 6,423.8	$ 5,216.5	$ 4,869.7
Premiums ceded to other companies	544.1	455.7	650.0
Premiums assumed from other companies	517.0	503.5	494.3
Premiums net amount	$ 6,396.7	$ 5,264.3	$ 4,714.0
Premiums percentage of amount assumed to net (as a percent)	8.10%	9.60%	10.50%
Life insurance and annuities
Premiums:
Premiums gross amount	$ 3,847.1	$ 2,824.1	$ 2,693.4
Premiums ceded to other companies	387.9	297.9	494.3
Premiums assumed from other companies	517.0	503.5	494.3
Premiums net amount	$ 3,976.2	$ 3,029.7	$ 2,693.4
Premiums percentage of amount assumed to net (as a percent)	13.00%	16.60%	18.40%
Accident and health insurance
Premiums:
Premiums gross amount	$ 2,576.7	$ 2,392.4	$ 2,176.3
Premiums ceded to other companies	156.2	157.8	155.7
Premiums net amount	$ 2,420.5	$ 2,234.6	$ 2,020.6